Stockholders' Equity - Schedule of Nonvested Restricted Stock Unit Activity (Details) - Restricted Stock [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Non-vested shares, Beginning Balance	1,436,170	169,166	208,333
Granted	200,000	1,436,170
Vested	(718,085)	(2,500)	(39,167)
Forfeited		(166,666)
Non-vested shares, Ending Balance	918,085	1,436,170	169,166
Non-vested shares, Beginning Balance	$ 718,085
Granted	362,000
Vested	(309,183)
Forfeited
Non-vested shares, Ending Balance	$ 770,902	$ 718,085